May 3, 2021

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C.  20549

Re:  Transamerica Life Insurance Company
       WRL Series Life Account
      WRL Freedom Elite Builder (File No. 333-249152)

CIK No.: 0000778209

Dear Commissioners:

On behalf of Transamerica Life Insurance Company (“Transamerica”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2021 for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2021 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 557-3603, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Danna Wilson
Danna Wilson
Registered Product Specialist

cc:  Arthur D. Woods, Esq.